WARRANTS	12 Months Ended
Sep. 30, 2025
WARRANTS
WARRANTS

15.WARRANTS

The continuity of outstanding warrants for the year ended September 30, 2025, and 2024, is as follows:

	September 30,	Weighted average	September 30,	Weighted average
	2025	exercise price	2024	exercise price
Beginning balance	—	—	2,095,588	$3.20
Issued	2,004,375	$21.65	—	—
Exercised	(452,333)	$20.00	(2,095,588)	$3.20
Ending balance	1,552,042	$22.14	—	—

As at September 30, 2025 there were 1,552,042 warrants outstanding with a weighted average exercise price of $22.14 (September 30, 2024 – nil). See also note 12.

	September 30,	Exercise	September 30,	Exercise
Expiry Date	2025	Price	2024	Price
March 17, 2028	562,500	$23.84	—	—
January 16, 2030	922,667	$20.00	—	—
January 21, 2030	66,875	$37.28	—	—
	1,552,042	$22.14	—	—